Reconciliation of Total Business Segment Assets to Consolidated Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 494.3	$ 639.8	$ 655.6	$ 714.9
Deferred income taxes	174.2	146.9
Prepaid postretirement assets	19.9	83.7	3.3
Other corporate assets	129.7	119.6	108.1
Assets	2,348.7	2,510.0	2,420.4
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Deferred income taxes	171.0	136.4	184.3
Assets	$ 1,533.8	$ 1,530.5	$ 1,469.1